Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives Of Property And Equipment
Computers and software	3 years
Office furniture and equipment	5- 16.5 years